Shareholder Report, Line Graph (Details) 196911_Penn Capital Special Situations Small Cap Equity Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)												12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value	$ 30,055	$ 24,975	$ 22,879	$ 21,915	$ 25,597	$ 13,647	$ 13,059	$ 15,794	$ 12,230	$ 11,040	$ 10,000	$ 35,103
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return Index
Accumulated Value	35,961	31,043	24,609	21,445	24,729	18,587	15,306	15,108	12,564	10,825	10,000	$ 43,190
Bloomberg US 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg US 2000 Total Return Index
Accumulated Value	$ 24,843	$ 22,960	$ 19,373	$ 18,529	$ 22,455	$ 14,567	$ 13,641	$ 16,006	$ 12,694	$ 11,153	$ 10,000	$ 30,923